27. Share-based payments (Details 1)	12 Months Ended
Dec. 31, 2019 shares R$ / shares
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options granted	18,820,752
Smiles S.A. ("Smiles") [Member]
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options granted	3,508,043
Options outstanding at ending	975,000
Stock Option Plan [Member]
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning	7,820,512
Number of options exercisable at beginnig	7,065,174
Options granted	2,732,163
Conversion of restricted shares to call options	3,372,183
Options exercised	(5,804,249)
Options canceled and adjustments in estimated prescribed rights	(459,754)
Options outstanding at ending	7,660,855
Number of options exercisable at ending	5,939,631
Share-based Payment Award, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning | R$ / shares	R$ 9.19
Number of options exercisable at beginning | R$ / shares	8.01
Options granted | R$ / shares	25.40
Conversion of restricted shares to call options | R$ / shares	2.62
Options exercised | R$ / shares	5.23
Options canceled and adjustments in estimated prescribed rights | R$ / shares	27.54
Options outstanding at ending | R$ / shares	7.11
Number of options exercisable at ending | R$ / shares	R$ 8.42
Stock Option Plan [Member] | Smiles S.A. ("Smiles") [Member]
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning	1,077,053
Options exercised	151,000
Options outstanding at ending	975,000
Share-based Payment Award, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning | R$ / shares	R$ 50.16
Options exercised | R$ / shares	5.58
Options outstanding at ending | R$ / shares	R$ 48.82